SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 American Depositary Shares [Member] CNY	Dec. 31, 2011 American Depositary Shares [Member]	Dec. 31, 2010 American Depositary Shares [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]
Shares repurchased and cancelled during the period							1,700,656			5,101,968
Shares repurchased					1,972,063	316,645		5,916,189	949,935
Consideration to repurchase shares	$ 6,950		$ 1,087	11,416	20,000
Special dividend per ordinary share		0.06
Date declared	Aug. 31, 2011	Aug. 31, 2011
Amount of dividend paid	$ 8,541	55,151